Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans	$ 10,963	$ 5,452
Securities	683	704
Other	200	122
Total interest income	11,846	6,278
Interest Expense:
Deposits	670	298
Borrowed funds	81
Total interest expense	751	298
Net interest income	11,095	5,980
Provision for loan losses		2,500
Net interest income after provision for loan losses	11,095	3,480
Noninterest income:
Fees and service charges on deposit accounts	762	591
Gain (loss) on sale of other real estate owned	20	(204)
Mortgage Broker Fees	146	124
Gain on sale of securities	195
Income from bank-owned life insurance	331	154
Other	175	91
Total noninterest income	1,629	756
Noninterest expenses:
Salaries and employee benefits	9,633	4,580
Occupancy and equipment	1,441	1,244
Data and item processing services	948	566
Professional fees	776	521
Advertising and promotion	302	76
Stationery and supplies	148	99
Deposit insurance and general insurance	289	180
Merger and acquisition	1,501
Other	2,238	1,021
Total noninterest expenses	17,276	8,287
Loss before income taxes	(4,552)	(4,051)
Income tax benefit	(2,321)	(1,590)
Net loss	(2,231)	(2,461)
Preferred Stock dividend paid	(14)
Net loss available to common stockholders	$ (2,245)	$ (2,461)
Basic and diluted loss per share	$ (0.56)